Public Offering	12 Months Ended
Dec. 31, 2022
Decarbonization Plus Acquisition Corporation IV [Member]
Public Offering [Line Items]
Public Offering [Text Block]

Note 3 - Public Offering

In the Initial Public Offering, the Company sold 31,625,000 Units at a purchase price of $10.00 per Unit, including 4,125,000 Over-Allotment Units. Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant ("Public Warrant"). Each whole Public Warrant entitles the holder to purchase one share of Class A ordinary shares at an exercise price of $11.50 per share.